Subsequent Events - Additional Information (Detail) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2014 Raiffeisen Bank [Member]	Dec. 31, 2014 VTB Bank [Member]	Mar. 31, 2015 Subsequent Event [Member] Raiffeisen Bank [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] Raiffeisen Bank [Member] RUB	Mar. 31, 2015 Subsequent Event [Member] VTB Bank [Member] USD ($)	Mar. 31, 2015 Subsequent Event [Member] VTB Bank [Member] EUR (€)
Subsequent Event [Line Items]
Debt restructuring of credit facilities amount			$ 29,091	1,700,000	$ 31,572	€ 30,000
Credit facility basis spread on base rate			3.40%	3.40%
Penalty fee			$ 1,245
Credit facility maturity year	2016-02	2015-12